Long - Term Debt - 9.875% First Priority Secured Notes due 2022 & 8% Senior Unsecured Notes due 2024 (Details) $ in Thousands	1 Months Ended	10 Months Ended		12 Months Ended
	Feb. 10, 2020 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 07, 2021 USD ($)	Nov. 27, 2019 USD ($)	Nov. 19, 2019 USD ($)
Debt Instrument [Line Items]
Number of vessels owned				43
Repayment of long term debt, first year				$ 76,681
Repayment of long term debt, second year				200,032
Repayment of long term debt, third year				60,284
Repayment of long term debt, thereafter				314,894
Repayments of Debt				44,366	$ 262,810	$ 0
Outstanding balance				781,939	912,849
Proceeds from issuance of 2024 Notes				$ 20,054	39,765	0
Citi Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Debt					$ 2,723
Redemption period end date				Oct. 31, 2020
9.875 % First Priority Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Issuance of notes				$ 360,000
Issuance date of debt instrument				Oct. 31, 2017
Debt instrument, interest rate				9.875%
Debt instrument, maturity date				Nov. 15, 2022
Proceeds from debt issuance, net of costs			$ 356,400
Number of vessels secured to notes				16	18
Number of vessels owned				16	18
Interest on notes				Interest on the 2022 Notes is payable semi-annually on May 15 and November 15 of each year
Date of first required payment				May 15, 2018
Debt Instrument, Repurchased Face Amount	$ 46,000	$ 28,000		$ 15,287	$ 17,277	$ 20,000
Debt Instrument, Repurchase Amount	$ 48,271	$ 28,560
Debt Instrument, Repurchase Price Percentage	104.938%
Minimum cash balance requirement				$ 20,000
Debt Instrument, Redemption Price, Percentage		102.00%		98.98%	102.00%	102.00%
Debt Instrument, Restrictive Covenants				On December 20, 2018, the Company entered into a first supplemental indenture for the 2022 Notes according to which the date beginning on which the Company was permitted to pay dividends to common shareholders in an aggregate amount per year equal to 50% of the consolidated net profit after taxes of the Company for the preceding financial year, was brought forward from January 1, 2021 to January 1, 2020.
Notes Payable				$ 232,303
Redemption period end date				Jan. 31, 2021
9.875 % First Priority Secured Notes Due 2022 [Member] | Citi Credit Facility [Member]
Debt Instrument [Line Items]
Repayment of long term debt, first year				$ 40,000
Repayment of long term debt, second year				40,000
Repayment of long term debt, third year				40,000
Repayment of long term debt, thereafter				$ 35,000			$ 26,240
8.00% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Issuance of notes								$ 4,125	$ 27,500
Issuance date of debt instrument				Nov. 19, 2019
Debt instrument, interest rate				8.00%
Debt instrument, maturity date				Dec. 31, 2024
Interest on notes				Interest on the 2024 Notes is payable on the last day of February, May, August and November of each year
Date of first required payment				Feb. 29, 2020
Outstanding balance				$ 59,672
Notes payble				59,819
Proceeds from issuance of 2024 Notes				$ 20,054
8.00% Senior Unsecured Notes Due 2024 [Member] | On or after December 31, 2021 and prior to December 31, 2022
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				102.00%
8.00% Senior Unsecured Notes Due 2024 [Member] | On or after December 31, 2022 and prior to December 31, 2023
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				101.00%
8.00% Senior Unsecured Notes Due 2024 [Member] | On or after December 31, 2023 and prior to maturity
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
8.00% Senior Unsecured Notes Due 2024 [Member] | At Market Issuance Sales Agreement [Member]
Debt Instrument [Line Items]
Notes payble				$ 28,194